Loans, Impaired Loans and Allowance for Credit Losses - Loans Maturities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 610,902	$ 597,560
Allowance for credit losses	(7,639)	(5,077)
Total loans net of allowance for credit losses	603,263	592,483
Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	166,776	169,063
Total loans net of allowance for credit losses	166,776	169,063
One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	340,571	318,256
Total loans net of allowance for credit losses	340,571	318,256
Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	22,476	23,351
Total loans net of allowance for credit losses	22,476	23,351
Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	19,638	21,269
Total loans net of allowance for credit losses	19,638	21,269
No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	61,441	65,621
Allowance for credit losses	(7,639)	(5,077)
Total loans net of allowance for credit losses	53,802	60,544
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	284,684	268,169
Allowance for credit losses	(884)	(680)
Total loans net of allowance for credit losses	283,800	267,489
Residential mortgages [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	44,076	50,316
Residential mortgages [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	207,998	184,541
Residential mortgages [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	13,216	11,141
Residential mortgages [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	16,796	19,780
Residential mortgages [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,598	2,391
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	93,758	98,631
Allowance for credit losses	(3,155)	(2,065)
Total loans net of allowance for credit losses	90,603	96,566
Loans to consumers [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	15,307	17,737
Loans to consumers [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	34,190	36,223
Loans to consumers [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,406	4,975
Loans to consumers [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	873	762
Loans to consumers [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	38,982	38,934
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,797	17,788
Allowance for credit losses	(1,886)	(1,255)
Total loans net of allowance for credit losses	12,911	16,533
Credit Card [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,797	17,788
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	217,663	212,972
Allowance for credit losses	(1,714)	(1,077)
Total loans net of allowance for credit losses	215,949	211,895
Business and government [member] | Within one year [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	107,393	101,010
Business and government [member] | One to 5 years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	98,383	97,492
Business and government [member] | Five to ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	4,854	7,235
Business and government [member] | Over ten years [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	1,969	727
Business and government [member] | No Stated Maturity [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	5,064	6,508
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	237,641	247,676
Total loans net of allowance for credit losses	237,641	247,676
Floating interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	51,462	49,676
Floating interest rate [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	42,284	42,373
Floating interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	143,895	155,627
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	365,662	344,160
Total loans net of allowance for credit losses	365,662	344,160
Fixed interest rate [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	230,590	216,036
Fixed interest rate [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	49,088	55,169
Fixed interest rate [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14,797	17,788
Fixed interest rate [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	71,187	55,167
Non-rate sensitive [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	7,599	5,724
Allowance for credit losses	(7,639)	(5,077)
Total loans net of allowance for credit losses	(40)	647
Non-rate sensitive [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,632	2,457
Non-rate sensitive [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	2,386	1,089
Non-rate sensitive [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 2,581	$ 2,178